LOSS PER SHARE	12 Months Ended
Dec. 31, 2022
LOSS PER SHARE (expressed in HK$ and US$ per shares)
LOSS PER SHARE

NOTE 22 — LOSS PER SHARE

The calculation of the basic loss per share amount is based on the loss for the year attributable to ordinary equity holders of the parent, and the weighted average number of ordinary shares for the years ended December 31, 2020, 2021 and 2022 were 472,358,725, 487,825,400 and 572,592,877, respectively, in issue during the year, as adjusted to reflect the shares repurchased for the purpose of awarding shares to eligible persons under the share award scheme.

The calculation of the diluted loss per share amount is based on the loss for the year attributable to ordinary equity holders of the parent. The weighted average number of ordinary shares used in the calculation is the number of ordinary shares in issue during the year, as used in the basic loss per share calculation, and the weighted average number of ordinary shares assumed to have been issued at no consideration on the deemed exercise of all dilutive potential ordinary shares into ordinary shares. For the year ended December 31, 2020, 2021 and 2022, no adjustment has been made to the basic loss per share amounts presented for the period in respect of a dilution as the impact of the share options and convertible notes outstanding had an anti-dilution effect on the basic loss per share amounts presented.

The following table sets forth the computation of basic and diluted earnings (loss) per share for the periods presented:

	For the years ended December 31,
	2020	2021	2022
	HK$’000	HK$’000	HK$’000
Net loss attributable to the ordinary shareholders	(96,325)	(128,020)	(98,491)
Weight-average common stock outstanding (expressed in number of shares)
Basic and Diluted	472,358,725	487,825,400	572,592,877
Loss per share (expressed in HK$ per shares)
Basic and Diluted	(0.204)	(0.262)	(0.172)